UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06142
THE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)
John J. O’Keefe The Japan Equity Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2005 is filed herewith.

The Japan Equity Fund, Inc.

Portfolio of Investments

January 31, 2005 (unaudited)

COMMON STOCKS—98.08%

Shares			Value
Banks—10.03%
362	Mitsubishi Tokyo Financial Group Inc.		3,412,853
400	Mizuho Financial Group, Inc.		1,926,083
160,000	The Bank of Fukuoka, Ltd.		1,020,554
190,000	The Bank of Yokohama, Ltd.		1,197,240
300,000	The Sumitomo Trust & Banking Co., Ltd.		2,035,125
			9,591,855
Chemicals—6.97%
13,000	Fuji Photo Film Co., Ltd.		466,660
54,000	Kao Corp.		1,255,814
102,000	Konica Minolta Holdings, Inc.		1,279,552
63,000	Shin-Etsu Chemical Co., Ltd.		2,492,521
42,000	Sumitomo Chemical Co., Ltd.		217,234
153,000	Tokuyama Corp.		952,282
			6,664,063
Communication—5.03%
120	KDDI Corp.		612,564
330	NTT Corp.		1,391,585
1,080	NTT DoCoMo, Inc.		1,875,905
56,000	Tokyo Broadcasting System, Inc.		933,784
			4,813,838
Construction—3.25%
29,000	Commuture Corp.		287,957
192,000	Maeda Corp.		1,024,568
156,000	Obayashi Corp.		998,051
160,000	Shimizu Corp.		793,593
			3,104,169
Electric Appliances—12.98%
65,000	Anritsu Corp.		502,412
25,000	Canon Inc.		1,302,712
10,000	Hirose Electric Co., Ltd.		1,060,504
60,000	Hitachi Ltd.		398,340
2,300	Keyence Corp.		527,560
7,000	Mabuchi Motor Co., Ltd.		478,915
191,000	Matsushita Electric Industrial Co., Ltd.		2,832,838
34,000	Neomax Co., Ltd.		666,023
10,000	Rohm Co., Ltd.		909,968
108,000	Sharp Corp.		1,653,923
50	Sumida Corp.		1,189
7,500	TDK Corp.		521,085
18,100	Tokyo Electron Ltd.		1,054,946
25,000	Ushio Inc.		507,816
			12,418,231
Electric Power & Gas—3.55%
85,000	Tohoku Electric Power Co., Inc.		1,510,856
79,000	Tokyo Electric Power Co., Inc.		1,882,949
			3,393,805
Electronics—0.09%
2,100	Elpida Memory, Inc.	*	81,666

Foods—1.45%
20,000	Asahi Breweries, Ltd.	249,542
88,000	Fuji Oil Co., Ltd.	1,137,894
		1,387,436
Glass & Ceramic Products—2.00%
96,000	NGK Spark Plug Co., Ltd.	968,986
218,000	Nippon Sheet Glass Co., Ltd.	942,430
		1,911,416
Insurance—2.51%
106,000	Aioi Insurance Co., Ltd.	484,840
192,000	Nissay Dowa General Insurance Co., Ltd.	976,397
20,000	T&D Holdings Inc.	937,952
		2,399,189
Iron & Steel—1.69%
664,000	Nippon Steel Corp.	1,614,668

Land Transportation—3.02%
275	East Japan Railway Co.	1,483,403
220,000	Fukuyama Transporting Co., Ltd.	965,937
90,000	Nippon Express Co., Ltd.	440,317
		2,889,657
Machinery—4.82%
11,000	Disco Corp.	511,628
70,000	Komatsu Ltd.	519,444
51,400	Miura Co., Ltd.	971,655
21,000	Shinkawa Ltd.	416,433
15,000	SMC Corp.	1,751,423
45,000	Toyoda Machine Works, Ltd.	437,277
		4,607,860
Marine Transportation—1.28%
220,000	Nippon Yusen Kabushiki Kaisha	1,220,689

Non-Ferrous Metals—2.61%
60,000	Mitsui Mining & Smelting Co., Ltd.	282,544
162,000	Sumitomo Electric Industries, Ltd.	1,769,603
65,000	Sumitomo Metal Mining Co., Ltd.	446,589
		2,498,736
Other Financing Business—2.75%
53,000	Hitachi Capital Corp.	1,043,327
12,000	Orix Corp.	1,585,255
		2,628,582
Other Products—2.16%
48,300	Bandai Co., Ltd.	1,039,361
9,100	Nintendo Co., Ltd.	1,030,918
		2,070,279
Pharmaceutical—3.78%
33,300	Eisai Co., Ltd.	1,079,687
32,000	Takeda Pharmaceutical Co., Ltd.	1,519,251
28,000	Yamanouchi Pharmaceutical Co., Ltd.	1,018,624
		3,617,562
Precision Instruments—2.42%
11,300	Hoya Corp.	1,163,476
40,000	Terumo Corp.	1,156,036
		2,319,512
Pulp & Paper—0.73%
162	Nippon Paper Group Inc.	698,775

Real Estate—1.04%
80,000	Mitsui Fudosan Co., Ltd.		994,307

Retail Trade—6.13%
13,300	Fast Retailing Co., Ltd.		904,806
55,000	Isetan Co., Ltd.		652,273
12,000	Ito-Yokado Co., Ltd.		480,556
45,000	Marui Co., Ltd.		600,550
37,000	Seven-Eleven Japan Co., Ltd.		1,121,104
12,500	Shimamura Co., Ltd.		902,248
34,000	Sundrug Co., Ltd.		1,197,530
			5,859,067
Rubber Products—1.59%
24,000	Bridgestone Corp.		471,292
270,000	Yokahama Rubber Co., Ltd.		1,052,591
			1,523,883
Securities—1.74%
127,000	Nomura Holdings Inc.		1,667,924

Services—0.94%
16,000	Hitachi Software Engineering Co., Ltd.		307,556
6,000	Nomura Research Institute, Ltd.		593,458
			901,014
Textile & Apparel—0.11%
25,000	Teijin Ltd.		103,493

Transportation Equipment—10.59%
20,000	Aisin Seiki Co., Ltd.		472,836
36,000	Denso Corp.		934,478
55,000	Honda Motor Co., Ltd.		2,881,887
22,000	NOK Corp.		630,512
134,000	Toyota Motor Corp.		5,211,039
			10,130,752
Wholesale Trade—2.82%
332	Net One Systems Co., Ltd.		1,303,908
4,600	Right On Co., Ltd.		171,340
143,000	Sumitomo Corp.		1,225,359
			2,700,607

Total Common Stocks (Cost—$84,485,608)			93,813,035

SHORT-TERM INVESTMENTS—0.06%

Principal Amount (000)			Value
U.S. DOLLAR TIME DEPOSIT—0.06%
59	Bank of New York Time Deposit, 0.05%, due 2/1/05 (Cost—$58,955)		58,955

Total Investments—98.14% (Cost—$84,544,562)			93,871,990

Other assets less liabilities—1.86%			1,778,657

NET ASSETS
	(Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $6.63 per share)	100.00%	$95,650,647

*    Non-income producing securities.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: March 3, 2005
John J. O’Keefe, Vice President & Treasurer

\s\ Hiroshi Kimura		Date: March 3, 2005
Hiroshi Kimura, Chairman